Note 4 - Due From Mullen	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5.
ACCOUNTS RECEIVABLE

Accounts receivable, net of allowance for doubtful accounts, consist of amounts due from merchant service providers and to a lesser extent Russian mobile operator intermediaries. Net accounts receivable amounted to approximately
$7.1
 million and
6.6
 million at
December 31, 2020
and
2019
, respectively. Net accounts receivable consisted primarily of approximately
$6.7
 and
$6.2
 million for North American Transaction Solutions as of
December 31, 2020
and
2019
and approximately
$300,000
 and
$400,000,
attributed to International Transaction Solutions for merchant processing receivables at
December 31, 2020
and
2019
, respectively.

Our allowance for doubtful accounts was approximately
$214,000
and
$214,000
as of
December 31, 2020
and
2019
. Actual write-offs
may
exceed estimated amounts.

Mullen [Member]
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
4.
DUE FROM MULLEN

As contemplated by the Merger Agreement referred to in Note
2,
on
August 11, 2020,
our Company as lender, borrowed an additional
$500,000
from RBL and entered into an unsecured Promissory Note, dated
August 11, 2020 (
the “Note”), with Mullen. Pursuant to the Note, Mullen borrowed from the Company
$500,000.
Prior to maturity of the loan, the principal amount of the loan will carry an interest rate of
14%
per annum compounded monthly and payable upon demand. This loan will mature on the earlier of (i) the date that the Merger Agreement is terminated for any reason by any party thereto and (ii) the Merger Effective Time (as defined in the Merger Agreement).

At
March 31, 2021,
the Company is also owed approximately
$1
million from Mullen in connection with Late Fees, pursuant to the Amendment to the Merger Agreement with Mullen.